Common Shares (Details)	12 Months Ended
Jan. 31, 2024 shares
Number of Special Warrants
Issued	5,589,735
Exercised into 1.10 common shares and warrants	(5,589,735)
Exercised Into Common Shares
Warrant Outstanding, Beginning Balance	330,000
Exercised into 1.10 common shares and warrants	6,372,298
Warrants Outstanding, Ending Balance	6,702,298
Exercised Into Warrants
Warrants Outstanding, Beginning Balance	330,000
Exercised into 1.10 common shares and warrants	6,372,298
Warrants Outstanding, Ending Balance	6,702,298